Share-based awards- Expense by function (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based awards
Share-based compensation expense	¥ 37,491	¥ 20,075	¥ 15,995
Cost of revenue
Share-based awards
Share-based compensation expense	8,915	5,505	3,893
Product development expenses
Share-based awards
Share-based compensation expense	15,378	7,374	5,712
Sales and marketing expenses
Share-based awards
Share-based compensation expense	4,411	2,037	1,772
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 8,787	¥ 5,159	¥ 4,618